Cover	Oct. 26, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2023
Entity File Number	000-27569
Entity Registrant Name	AppTech Payments Corp.
Entity Central Index Key	0001070050
Entity Tax Identification Number	66-0847995
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5876 Owens Ave
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	707-5959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.001 per share
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	APCX
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $5.19
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $4.15
Trading Symbol	APCXW
Security Exchange Name	NASDAQ